Document And Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jan. 31, 2018
Entity Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Amendment Flag	false
Document Creation Date	May 30, 2018
Document Effective Date	May 30, 2018
Prospectus Date	May 31, 2018